Fair Value Measurement (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Fair Value Measurement
Long-term investment, carrying value		$ 7,754,023	¥ 50,450,000	¥ 70,450,000
Impairment loss for a held-to-maturity investment	¥ 3,200,000
Level 2 | Fair Value
Fair Value Measurement
Impairment loss for a held-to-maturity investment	3,200,000
Recurring basis | Fair Value | Trading securities
Fair Value Measurement
Investments, fair value				5,210,000
Recurring basis | Level 1 | Fair Value | Trading securities
Fair Value Measurement
Investments, fair value				5,210,000
Nonrecurring basis | Fair Value
Fair Value Measurement
Assets measured at fair value on a non-recurring basis	0		0	0
Liabilities measured at fair value on a non-recurring basis	¥ 0		¥ 0	¥ 0